UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-8291

                             ISI STRATEGY FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                               New York, NY 10022
                                 (212) 446-5600

                       Date of fiscal year end: October 31

              Date of reporting period: May 1, 2004 - July 31, 2004

Item 1.  Schedule of Investments.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                             JULY 31, 2004

                                                                                                   MARKET
SECURITY                                                                             SHARES         VALUE
--------------------------------------------------------------------------------------------------------------

COMMON STOCK - 62.17%
BASIC MATERIALS - 2.61%
Air Products & Chemicals, Inc.                                                          250          $ 12,937
Alcoa, Inc.                                                                             712            22,805
Allegheny Technologies, Inc.                                                          1,300            26,065
Archer-Daniels-Midland Co.                                                            6,000            92,580
Bowater, Inc.                                                                           100             3,730
Buckeye Technologies, Inc. +                                                          3,400            36,516
Caraustar Industries, Inc. +                                                          2,400            33,480
Cleveland-Cliffs, Inc.  +                                                               450            29,493
Corn Products International, Inc.                                                     1,500            64,680
Crown Holdings, Inc.  +                                                               4,600            46,644
Dow Chemical Co.                                                                        592            23,615
Du Pont (E .I.) de Nemours & Co.                                                      3,206           137,441
FMC Corp. +                                                                           2,100            92,295
Meridian Gold, Inc. +                                                                 7,000            92,820
Monsanto Co.                                                                            282            10,225
Nucor Corp.                                                                             100             8,365
OM Group, Inc. +                                                                      3,000            96,060
Owens-Illinois, Inc. +                                                                2,900            42,630
Potlatch Corp.                                                                        2,800           112,252
PPG Industries, Inc.                                                                    200            11,790
Praxair, Inc.                                                                           300            11,835
Quanex Corp.                                                                            300            13,650
Rohm & Haas Co.                                                                         273            10,702
Smurfit-Stone Container Corp. +                                                       1,900            35,359
Sonoco Products Co.                                                                     270             6,996
Temple-Inland, Inc.                                                                     100             6,825
United States Steel Corp.                                                               516            19,680
Valspar Corp.                                                                           100             4,900
Weyerhaeuser Co.                                                                        350            21,700
Worthington Industries, Inc.                                                          1,000            20,480
                                                                                            -----------------
                                                                                                    1,148,550
                                                                                            -----------------

BIOTECHNOLOGY - 1.04%
Caremark Rx, Inc. +                                                                   6,431           196,145
Invitrogen Corp. +                                                                    5,000           262,400
                                                                                            -----------------
                                                                                                      458,545
                                                                                            -----------------

BUSINESS SERVICES - 2.03%
Allied Waste Industries, Inc. +                                                       5,600            51,744
CCC Information Services Group +                                                        548             9,848
Cendant Corp.                                                                         5,190           118,747
Computer Sciences Corp. +                                                             5,000           236,250
First Data Corp.                                                                      5,000           223,050
IMS Health, Inc.                                                                      5,000           121,200
Interpublic Group of Cos., Inc. +                                                     6,900            88,251
ServiceMaster Co.                                                                     1,100            12,848
United Rentals, Inc. +                                                                1,325            26,288
Weight Watchers International, Inc. +                                                   160             6,198
                                                                                            -----------------
                                                                                                      894,424
                                                                                            -----------------

CAPITAL GOODS - 3.50%
AGCO Corp. +                                                                          3,100            64,852
American Standard Cos., Inc. +                                                          900            34,101
Aviall, Inc. +                                                                        2,100            42,105
Boeing Co.                                                                              730            37,047
Caterpillar, Inc.                                                                       510            37,480
Clarcor, Inc.                                                                           100             4,400
Deere & Co.                                                                             200            12,562
Emerson Electric Co.                                                                    460            27,922
General Electric Co.                                                                  9,414           313,015
Harsco Corp.                                                                             97             4,353
Illinois Tool Works, Inc.                                                               690            62,459
Johnson Controls, Inc.                                                                1,220            68,869
Kennametal, Inc.                                                                      1,600            70,400
Manitowoc Co.                                                                         5,000           169,550
Navistar International Corp.  +                                                       5,000           179,750
Orbital Sciences Corp. +                                                              2,000            22,900
Pitney Bowes, Inc.                                                                      429            18,104
Power-One Inc. +                                                                      6,300            55,251
Raytheon Co.                                                                            200             6,710
Sanmina-SCI Corp. +                                                                   8,900            65,326
Solectron Corp. +                                                                     8,800            48,400
Teleflex, Inc.                                                                          100             4,445
Terex Corp. +                                                                         2,700           105,057
Textron, Inc.                                                                           200            12,260
United Stationers, Inc. +                                                               600            23,652
URS Corp. +                                                                           1,430            34,535
York International Corp.                                                                500            17,790
                                                                                            -----------------
                                                                                                    1,543,295
                                                                                            -----------------

CONSUMER CYCLICALS - 5.17%
Black & Decker Corp.                                                                    100             6,991
Brunswick Corp.                                                                         271            10,577
Carnival Corp.                                                                          196             9,136
Centex Corp.                                                                            400            16,968
Dow Jones & Co., Inc.                                                                   100             4,238
Ford Motor Co.                                                                       10,800           158,976
General Motors Corp.                                                                  2,545           109,791
Genesis Intermedia, Inc. + *                                                            600                 -
Genuine Parts Co.                                                                     1,450            54,708
Harley-Davidson, Inc.                                                                   300            17,961
Harrah's Entertainment, Inc.                                                            200             9,298
KB Home                                                                                 200            12,810
Knight-Ridder, Inc.                                                                     169            11,119
Lear Corp.                                                                              300            16,539
Lee Enterprises, Inc.                                                                   100             4,655
Lennar Corp. - Class A                                                                  400            17,072
Marriott International, Inc. - Class A                                                  300            14,640
Masco Corp.                                                                             210             6,350
McGraw-Hill Cos., Inc.                                                                  300            22,518
Meredith Corp.                                                                          100             5,288
Mohawk Industries, Inc. +                                                               150            11,031
New York Times Co. - Class A                                                          5,000           208,000
Nike, Inc. - Class B                                                                    350            25,448
NVR, Inc.  +                                                                          1,800           838,800
Pulte Homes, Inc.                                                                       394            21,524
Scholastic Corp. +                                                                      600            16,506
Scripps (E.W.) Co. - Class A                                                            300            30,726
V.F. Corp.                                                                            5,200           260,052
Washington Post Co. - Class B                                                            36            31,244
Whirlpool Corp.                                                                       5,200           324,688
                                                                                            -----------------
                                                                                                    2,277,654
                                                                                            -----------------

CONSUMER STAPLES - 6.19%
Altria Group, Inc.                                                                    2,171           103,340
AmerisourceBergen Corp.                                                               5,000           270,300
Anheuser-Busch Cos., Inc.                                                             3,202           166,184
Bunge Ltd.                                                                            1,400            56,182
Cablevision Systems Corp. +                                                           3,325            58,088
Cardinal Health, Inc.                                                                   416            18,512
Clear Channel Communications, Inc.                                                       85             3,035
Clorox Co.                                                                              268            13,338
Coca-Cola Co.                                                                         5,612           246,142
Colgate Palmolive Co.                                                                   820            43,624
ConAgra Foods, Inc..                                                                    469            12,194
COX Communications, Inc. - Class A +                                                    701            19,334
Dean Foods Co. +                                                                      5,000           184,900
Eastman Kodak Co.                                                                     5,570           147,549
Echostar Communications Corp. - Class A +                                               100             2,772
Entercom Communications Corp. +                                                         260             9,997
Fortune Brands, Inc.                                                                     38             2,743
Kimberly-Clark Corp.                                                                  5,214           334,061
Liberty Media Corp. - Class A +                                                       7,580            64,278
Liberty Media International, Inc. +                                                     379            11,817
PepsiCo, Inc.                                                                         2,711           135,550
Procter & Gamble Co.                                                                  7,644           398,635
Sara Lee Corp.                                                                          300             6,588
Sysco Corp.                                                                             670            23,081
Time Warner, Inc. +                                                                   4,250            70,763
Univision Communications, Inc. - Class A +                                            1,402            40,616
Viacom, Inc. - Class B                                                                6,566           220,552
Walt Disney Co.                                                                       2,385            55,070
Yum! Brands, Inc.                                                                       180             6,910
                                                                                            -----------------
                                                                                                    2,726,155
                                                                                            -----------------

ENERGY - 6.56%
BP Prudhoe Bay Royalty Trust                                                          5,000           183,400
ChevronTexaco Corp.                                                                   5,314           508,284
ConocoPhillips                                                                        4,325           340,680
Devon Energy Corp.                                                                    5,136           356,901
Exxon Mobil Corp.                                                                    14,763           683,527
Marathon Oil Corp.                                                                    4,500           169,515
Sunoco, Inc.                                                                          1,513           103,141
Valero Energy Corp.                                                                   5,600           419,552
Veritas DGC, Inc. +                                                                   5,000           123,150
                                                                                            -----------------

                                                                                                    2,888,150
                                                                                            -----------------

FINANCE - 9.84%
Affiliated Managers Group +                                                             600            27,546
Alliance Capital Management Holding LP                                                  100             3,349
AMBAC Financial Group, Inc.                                                             250            17,777
American Express Co.                                                                  1,825            91,706
American International Group, Inc.                                                    5,000           353,250
Arthur J. Gallagher & Co.                                                             5,000           154,850
Associated Banc Corp.                                                                   181             5,450
AvalonBay Communities, Inc.                                                             100             5,820
Bank of America Corp.                                                                 1,992           169,340
Bank of Hawaii Corp.                                                                  1,855            83,345
Bank of New York Co., Inc.                                                              670            19,249
BB&T Corp.                                                                            1,391            53,873
Bear Stearns Cos., Inc.                                                                 220            18,352
Boston Properties, Inc.                                                                 100             5,290
Capital One Financial Corp.                                                             150            10,398
Charter One Financial, Inc.                                                             160             7,106
Citigroup, Inc.                                                                       7,702           339,581
City National Corp.                                                                     100             6,450
Comerica, Inc.                                                                          250            14,618
Commerce Bancorp, Inc./NJ                                                               870            43,796
Commerce Bancshares, Inc.                                                               132             6,153
Equity Office Properties Trust                                                          344             8,927
Equity Residential                                                                      200             5,910
Fannie Mae                                                                              652            46,266
Fidelity National Financial, Inc.                                                       520            18,850
Financial Federal Corp. +                                                               812            26,114
First Horizon National Corp.                                                            100             4,335
Franklin Resources, Inc.                                                                300            14,475
Golden West Financial Corp.                                                             300            32,073
Greenpoint Financial Corp.                                                              225             9,142
Health Care Property Investors, Inc.                                                    200             4,992
Host Marriott Corp. +                                                                 5,200            67,340
Irwin Financial Corp.                                                                 5,000           133,650
iStar Financial, Inc.                                                                   100             3,800
J.P. Morgan Chase & Co.                                                               2,580            96,311
Jefferson-Pilot Corp.                                                                   225            10,841
Kimco Realty Corp.                                                                    3,450           165,945
La Quinta Corp. +                                                                     2,800            21,448
Legg Mason, Inc.                                                                        200            15,708
Lehman Brothers Holdings, Inc.                                                        5,400           378,540
Liberty Property Trust                                                                  100             3,840
Lincoln National Corp.                                                                  100             4,370
M & T Bank Corp.                                                                        512            47,734
MBIA, Inc.                                                                              150             8,097
MBNA, Inc.                                                                            1,475            36,418
Mellon Financial Corp.                                                                  210             5,771
Mercantile Bankshares Corp.                                                             100             4,541
Mercury General Corp.                                                                   100             4,713
Merrill Lynch & Co., Inc.                                                             6,120           304,286
Metlife, Inc.                                                                           648            23,114
Moody's Corp.                                                                         3,907           266,067
Morgan Stanley                                                                        2,481           122,388
North Fork Bancorp., Inc.                                                               150             5,858
Northern Trust Corp.                                                                    300            12,039
Old Republic International Corp.                                                        150             3,494
PNC Financial Services Group Inc.                                                       460            23,276
Prudential Financial, Inc.                                                            1,450            67,512
Public Storage, Inc.                                                                    186             8,766
Radian Group, Inc.                                                                      200             9,204
Regions Financial Corp.                                                                 547            16,238
Rouse Co.                                                                               100             4,880
SEI Investments, Co.                                                                  1,000            30,670
Simon Property Group, Inc.                                                              100             5,161
SLM Corp.                                                                             1,250            47,400
South Financial Group, Inc.                                                           5,000           135,450
St. Paul Travelers Cos., Inc.                                                           100             3,707
State Street Corp.                                                                      300            12,843
Student Loan Corp.                                                                      810           113,602
SunTrust Banks, Inc.                                                                    602            39,702
T. Rowe Price Group Inc.                                                                100             4,622
TCF Financial Corp.                                                                     100             6,040
Torchmark Corp.                                                                         200            10,456
UnionBanCal Corp.                                                                       200            11,610
UnumProvident Corp.                                                                   1,438            22,936
US Bancorp                                                                            2,473            69,986
Valley National Bancorp                                                                 455            11,320
Wachovia Corp.                                                                        1,867            82,727
Washington Mutual, Inc.                                                               1,084            42,059
Westamerica Bancorp                                                                     100             5,073
White Mountains Insurance Group Ltd.                                                    125            63,188
Wilmington Trust Corp.                                                                  200             6,980
WSFS Financial Corp.                                                                  2,350           116,913
Zions Bancorp                                                                           100             6,050
                                                                                            -----------------
                                                                                                    4,333,067
                                                                                            -----------------

HEALTH CARE - 9.31%
Abbott Laboratories                                                                   4,335           170,582
Aetna, Inc.                                                                           7,700           660,660
Allergan, Inc.                                                                          210            15,884
American Medical Security Group, Inc. +                                               2,300            58,443
Bausch & Lomb, Inc.                                                                     100             6,159
Baxter International, Inc.                                                              500            15,035
Beckman Coulter, Inc.                                                                   100             5,517
Becton Dickinson & Co.                                                                  200             9,446
Beverly Enterprises, Inc.  +                                                          4,000            31,520
Biomet, Inc.                                                                            275            12,097
Boston Scientific Corp. +                                                             1,540            58,920
Bristol-Myers Squibb Co.                                                              3,805            87,134
C.R. Bard, Inc.                                                                         420            23,184
Cigna Corp.                                                                           5,100           316,251
Dentsply International, Inc.                                                            150             7,295
Edwards Lifesciences Corp. +                                                            380            13,365
Eli Lilly & Co.                                                                       2,396           152,673
Express Scripts, Inc. +                                                                 400            26,240
Forest Laboratories, Inc. +                                                           1,596            80,263
Guidant Corp.                                                                         1,155            63,895
HCA, Inc.                                                                             2,560            98,944
Health Net, Inc. +                                                                    1,820            43,917
Henry Schein Inc. +                                                                     150            10,065
Hospira, Inc. +                                                                         933            24,174
Humana, Inc. +                                                                        1,800            32,598
Johnson & Johnson                                                                     6,006           331,952
Manor Care, Inc.                                                                        460            14,375
Medco Health Solutions, Inc. +                                                        2,180            66,054
Medtronic, Inc.                                                                       2,670           132,619
Merck & Co., Inc.                                                                    13,143           596,035
Mylan Laboratories, Inc.                                                                262             3,883
Pacificare Health Systems, Inc.+                                                      2,000            61,140
Par Pharmaceutical Cos., Inc. +                                                         700            26,348
Pfizer, Inc.                                                                         13,363           427,081
Renal Care Group, Inc. +                                                                150             4,779
Respironics, Inc. +                                                                     100             5,572
Schering-Plough Corp.                                                                   100             1,946
Stryker Corp.                                                                           600            28,608
UnitedHealth Group, Inc.                                                              2,349           147,760
Watson Pharmaceuticals, Inc. +                                                          100             2,521
Wellpoint Health Networks, Inc. +                                                       970            98,067
Wyeth                                                                                 3,630           128,502
                                                                                            -----------------
                                                                                                    4,101,503
                                                                                            -----------------

INFORMATION SERVICES - 1.26%
Alltel Corp.                                                                            377            19,604
AT&T Corp.                                                                            5,900            89,090
BellSouth Corp.                                                                         780            21,130
Citizens Communications Co.                                                           5,300            76,320
Nextel Communications, Inc. - Class A +                                                 430             9,787
Nextel Partners, Inc. - Class A +                                                     5,200            83,564
Sprint Corp. - FON Group                                                              1,500            28,020
Verizon Communications, Inc.                                                          5,888           226,924
                                                                                            -----------------
                                                                                                      554,439
                                                                                            -----------------

INTERNET - 4.47%
Amazon.Com, Inc. +                                                                    6,642           258,507
Ameritrade Holding Corp. +                                                            4,200            46,578
Cisco Systems, Inc. +                                                                26,357           549,807
E*Trade Financial Corp. +                                                             9,200           101,844
eBay, Inc. +                                                                          5,920           463,714
Intuit, Inc. +                                                                        6,817           255,228
Netbank, Inc.                                                                         1,059            11,374
Sun Microsystems, Inc. +                                                              8,165            32,252
VeriSign, Inc. +                                                                      1,400            24,514
Yahoo!, Inc. +                                                                        7,236           222,869
                                                                                            -----------------
                                                                                                    1,966,687
                                                                                            -----------------

RETAIL - 1.97%
Autonation, Inc. +                                                                      234             3,772
Autozone, Inc. +                                                                        100             7,720
Bed Bath & Beyond, Inc. +                                                               200             7,078
Best Buy Co., Inc.                                                                      304            14,641
Costco Wholesale Corp.                                                                  660            26,836
CVS Corp.                                                                               272            11,389
Gap, Inc.                                                                             1,912            43,402
Home Depot, Inc.                                                                      1,520            51,254
Ingram Micro, Inc. +                                                                  2,700            38,475
Kroger Co. +                                                                          4,810            75,998
Lowe's Cos., Inc.                                                                     1,134            55,248
May Department Stores Co.                                                               255             6,765
Office Depot, Inc. +                                                                    100             1,640
RadioShack Corp.                                                                        300             8,385
Saks, Inc.                                                                              380             4,959
Target Corp.                                                                          1,198            52,233
Walgreen Co.                                                                          1,525            55,510
Wal-Mart Stores, Inc.                                                                 7,566           401,074
                                                                                            -----------------
                                                                                                      866,379
                                                                                            -----------------

TECHNOLOGY - 4.11%
Agilent Technologies, Inc. +                                                            205             4,881
Analog Devices, Inc.                                                                    200             7,940
Applied Materials, Inc. +                                                             3,630            61,601
Corning, Inc. +                                                                       1,645            20,332
Dell, Inc. +                                                                          4,691           166,390
IBM                                                                                   3,422           297,954
Integrated Circuit Systems, Inc. +                                                      210             5,023
Intel Corp.                                                                          10,874           265,108
KLA-Tencor Corp. +                                                                      200             8,242
Linear Technology Corp.                                                               1,361            53,215
Maxtor Corp. +                                                                        2,700            12,636
Microsoft Corp.                                                                      16,046           456,669
Oracle Corp. +                                                                       10,181           107,002
Photronics, Inc. +                                                                      100             1,447
QLogic Corp. +                                                                          352             8,606
Qualcomm, Inc.                                                                        2,344           161,924
SoftBrands, Inc. +                                                                       45                52
Texas Instruments, Inc.                                                               5,615           119,768
Xerox Corp. +                                                                         1,745            24,186
Xilinx, Inc.                                                                          1,000            29,430
                                                                                            -----------------
                                                                                                    1,812,406
                                                                                            -----------------

TRANSPORTATION - 3.60%
AMR Corp. +                                                                           5,000            42,150
CNF, Inc.                                                                             5,000           206,300
CSX Corp.                                                                             5,000           156,500
ExpressJet Holdings, Inc. - Class A +                                                 1,500            16,350
FedEx Corp.                                                                           5,100           417,588
Ryder Systems, Inc.                                                                   1,900            81,510
Union Pacific Corp.                                                                   5,000           281,700
United Parcel Service, Inc. - Class B                                                 5,300           381,388
                                                                                            -----------------
                                                                                                    1,583,486
                                                                                            -----------------

UTILITIES - 0.51%
American Electric Power Co., Inc.                                                     3,550           110,440
NiSource, Inc.                                                                        2,200            45,540
PPL Corp.                                                                                93             4,311
Xcel Energy, Inc.                                                                     3,800            64,980
                                                                                            ------------------
                                                                                                      225,271
                                                                                            -----------------
TOTAL COMMON STOCK
         (COST $24,421,617)                                                                        27,380,011
                                                                                            -----------------

RIGHTS - 0.00%
Liberty Media International, Inc. +                                                      75               451
Seagate*                                                                                300                 -
                                                                                            -----------------
         (COST $0)                                                                                        451
                                                                                            -----------------

WARRANTS - 0.00%
Citigroup, Inc.                                                                         100                82
MasoTech*                                                                               200                 -
Tokheim Corp.                                                                           500                 1
                                                                                            -----------------
TOTAL WARRANTS
                                                                                            -----------------
         (COST $8,690)                                                                                     83
                                                                                            -----------------

                                                            INTEREST   MATURITY      PAR           MARKET
                                                              RATE      DATE        VALUE           VALUE
-------------------------------------------------------------------------------------------------------------

US TREASURY SECURITIES - 34.73%
US Treasury Bond                                              9.250%   2/15/16  $ 1,000,000         1,402,344
US Treasury Bond                                              8.750%   5/15/17    1,500,000         2,055,937
US Treasury Note                                              4.750%   5/15/04    3,000,000         3,064,687
US Treasury Note                                              2.000%  11/30/04    5,000,000         5,008,594
US Treasury Note                                              2.750%   6/30/06    2,500,000         2,505,078
US Treasury Note                                              5.500%   5/15/09      250,000           270,508
US Treasury Note                                              4.250%   8/15/13    1,000,000           986,875
                                                                                            -----------------
           TOTAL US TREASURY SECURITIES
                  (COST $15,050,655)                                                               15,294,023
                                                                                            -----------------

REPURCHASE AGREEMENT - 2.80%
           JP MORGAN CHASE & CO.
                  Dated  7/30/04,  1.100%,  principal and interest in the amount of $1,231,112 due 8/2/04,  collaterized  by US Treasury Note, par value of $1,175,000,
                  due 8/15/11 with a value of $1,256,500                                             1,231,000
                                                                                            ------------------
           TOTAL REPURCHASE AGREEMENT
                  (COST $1,231,000)                                                                  1,231,000
                                                                                            ------------------

TOTAL INVESTMENTS IN SECURITIES - 99.70%
                  (COST $40,711,962)                                                                43,905,568
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.30%                                                          130,590
                                                                                            ------------------
NET ASSETS - 100.00%                                                                              $ 44,036,158
                                                                                            ==================


--------------------------------------------------------------------------------------------------------------

+   Non-income producing security.
* Security fair valued in good faith under procedures established by and under the general supervision of the Fund's Board of Directors.

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


ISI STRATEGY FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 27, 2004
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 27, 2004
         __________________________


By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Chief Financial Officer

Date:    September 28, 2004
         __________________________